This is filed pursuant to Rule 497(e).
File Nos. 333-120487 and 811-21673.
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[LOGO]

                                        THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
                                -AllianceBernstein Short Duration Bond Portfolio
                         -AllianceBernstein Intermediate Duration Bond Portfolio
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Supplement dated June 12, 2008 to the Prospectus dated December 31, 2007 of the
AllianceBernstein Pooling Portfolios offering shares of AllianceBernstein Short Duration Bond Portfolio and shares of AllianceBernstein Intermediate Duration Bond Portfolio.

                                    * * * * *

AllianceBernstein Short Duration Bond Portfolio

The following information replaces certain information in the Prospectus under the heading "Investment Objectives and Principal Policies - AllianceBernstein Short Duration Bond Portfolio."

The Portfolio may invest in investment grade quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. If a security has a split rating, then the Portfolio will use the rating deemed by the Adviser to be the most appropriate under the circumstances. If securities are downgraded to below Baa3 or BBB-, or if unrated, are determined by the Adviser to have undergone similar credit quality deterioration, the Adviser may retain such securities if the Adviser concludes that disposition would not be in the best interests of the Portfolio.


                                    * * * * *

AllianceBernstein Intermediate Duration Bond Portfolio

The following information replaces certain information in the Prospectus under the heading "Investment Objectives and Principal Policies - AllianceBernstein Intermediate Duration Bond Portfolio."

The Portfolio may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. If a security has a split rating, then the Portfolio will use the rating deemed by the Adviser to be the most appropriate under the circumstances. If securities are downgraded to below Baa3 or BBB-, or if unrated, are determined by the Adviser to have undergone similar credit quality deterioration, the Adviser may retain such securities if the Adviser concludes that disposition would not be in the best interests of the Portfolio.


                                    * * * * *



This Supplement should be read in conjunction with the Prospectus for the Portfolio.

You should retain this Supplement with your Prospectus for future reference.

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